Transactions and Balances with Related Parties (Details) - Schedule of loans - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of loans [Abstract]
Current portion of long-term payable - Screenz cross media Ltd (a related party of Eventer). See note 3D.		$ 506
Long-term payable - Screenz cross media Ltd (a related party of Eventer). See note 3D		711
Short term loans of Jeffs’ Brands from related parties	[1]	111
Long term loans of Jeffs’ Brands from related parties	[2]	$ 689

[1]	Kfir Zilberman is a related party of Jeffs’ Brands.
[2]	Julia Gerasimova, Kfir Zilberman and Victor Hacmon are related parties of Jeffs’ Brands.